Contingencies and Commitments (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Minimum lease payments payable operating lease	$ 177,322,882	$ 174,027,332
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments payable operating lease	79,375,436	89,490,342
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments payable operating lease	97,947,446	78,625,851
Later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments payable operating lease	$ 0	$ 5,911,139